THE ADVISORS' INNER CIRCLE FUND II

CHAMPLAIN MID CAP FUND

Advisor Shares
Ticker Symbol: CIPMX

Institutional Shares
Ticker Symbol: CIPIX

SUMMARY PROSPECTUS
11.28.13

INVESTMENT ADVISER:
CHAMPLAIN INVESTMENT PARTNERS, LLC

Before you invest, you may want to review the Fund's complete prospectus which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at http://www.cipvt.com/mid-cap-strategy-3.php. You can also get this information at no cost by calling 1.866.773.3238, by sending an e-mail request to champlainfund@seic.com, or by asking any financial intermediary that offers shares of the Fund. The Fund's prospectus and statement of additional information, both dated November 28, 2013, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

CHAMPLAIN MID CAP FUND

INVESTMENT OBJECTIVE

The Champlain Mid Cap Fund (the "Fund") seeks capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

------------------------------------------------------------------------------------------------------------------------------------
                                                                           ADVISOR SHARES           INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                 0.80%                      0.80%
------------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                       0.25%                      None
------------------------------------------------------------------------------------------------------------------------------------
Other Expenses                                                                  0.25%                      0.26%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                            1.30%                      1.06%
------------------------------------------------------------------------------------------------------------------------------------
Less Fee Reductions and/or Expense Reimbursements                               None                      (0.01)%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses After Fee Reductions and/or
   Expense Reimbursements(1)                                                    1.30%                      1.05%
------------------------------------------------------------------------------------------------------------------------------------

(1) Champlain Investment Partners, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.30% and 1.05% of the Fund's average daily net assets of the Advisor Shares and the Institutional Shares, respectively, until November 30, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2014.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                               1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Advisor Shares                  $132        $412         $713         $1,568
--------------------------------------------------------------------------------
Institutional Shares            $107        $336         $584         $1,293
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of medium- sized companies. For purposes of this policy, a medium-sized company is defined as having a market capitalization of less than $15 billion at the time of purchase. The Fund seeks capital appreciation by investing mainly in common stocks of medium-sized companies that the Adviser believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Through the consistent execution of a fundamental bottom- up investment process, which includes an effort to understand a company's intrinsic or fair value, the Adviser expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values. As such, the Adviser seeks to mitigate company-specific risk by limiting position sizes to 5% of the Fund's total assets at market value, at the time of purchase. The Adviser will sell a security when it reaches the Adviser's estimate of its fair value or when information about a security invalidates the Adviser's basis for making the investment. The Adviser may also sell securities in order to maintain the 5% limit on position sizes or when exposure to a sector exceeds the Adviser's sector weight rules. The Fund is broadly diversified and the Adviser seeks to create value primarily through favorable stock selection.

2 CHAMPLAIN INVESTMENT PARTNERS

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The medium- and small-sized companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in Advisor Shares of the Fund by showing changes in the Fund's Advisor Shares' performance from year to year and by showing how the Fund's Advisor Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 1.866.773.3238.


                  [BAR CHART OMITTED - PLOT POINTS AS FOLLOWS]


                     28.14%     20.30%     2.34%     11.48%
                     --------------------------------------
                      2009       2010      2011       2012



                                  BEST QUARTER
                              ----------------------
                              (06.30.09)     16.34%

                                 WORST QUARTER
                              ----------------------
                              (09.30.11)    (16.83)%

The performance information shown above is based on a calendar year. The Fund's Advisor Shares' performance from 1/1/13 to 9/30/13 was 25.69%.

Average Annual Total Returns for Periods Ended 12/31/12

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Advisor Shares. After-tax returns for Institutional Shares will vary.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   1 YEAR           SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Fund Returns Before Taxes
------------------------------------------------------------------------------------------------------------------------------------
  Advisor Class Shares                                                             11.48%                6.80%(1)
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Class Shares                                                       11.88%                6.69%(2)
------------------------------------------------------------------------------------------------------------------------------------
Fund Returns After Taxes on Distributions
------------------------------------------------------------------------------------------------------------------------------------
  Advisor Class Shares                                                             10.43%                6.03%
------------------------------------------------------------------------------------------------------------------------------------
Fund Returns After Taxes on Distributions and Sale of Fund Shares
------------------------------------------------------------------------------------------------------------------------------------
  Advisor Class Shares                                                              8.14%                5.56%
------------------------------------------------------------------------------------------------------------------------------------
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)           17.28%                5.80%(3)
------------------------------------------------------------------------------------------------------------------------------------

(1)  Advisor Class Shares of the Fund were offered beginning June 30, 2008.

(2)  Institutional Class Shares of the Fund were offered beginning January 3,
     2011.

(3)  Index comparison begins June 30, 2008.


3 CHAMPLAIN INVESTMENT PARTNERS

INVESTMENT ADVISER

CHAMPLAIN INVESTMENT PARTNERS, LLC

------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGERS                 POSITION WITH THE ADVISER                                   YEARS EXPERIENCE WITH THIS FUND
------------------------------------------------------------------------------------------------------------------------------------
Scott T. Brayman                   Chief Investment Offfcer/Managing Partner                   Since Inception
------------------------------------------------------------------------------------------------------------------------------------
Daniel B. Butler                   Senior Member of the Investment Team/Partner                Since Inception
------------------------------------------------------------------------------------------------------------------------------------
Van Harissis                       Senior Member of the Investment Team/Partner                Since Inception
------------------------------------------------------------------------------------------------------------------------------------
Deborah R. Healey                  Head Trader/Partner                                         Since Inception
------------------------------------------------------------------------------------------------------------------------------------
Finn R. McCoy                      Trader                                                      Since Inception
------------------------------------------------------------------------------------------------------------------------------------
David M. O'Neal                    Senior Member of the Investment Team/Partner                Since Inception
------------------------------------------------------------------------------------------------------------------------------------


PURCHASE AND SALE OF FUND SHARES

To purchase Advisor Shares of the Fund for the first time, you must invest at least $10,000 ($3,000 for individual retirement accounts ("IRAs")). To purchase Institutional Shares for the first time, you must invest at least $1,000,000. There is no minimum for subsequent investments.

If you own your shares directly, you may redeem your shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day") by contacting the Funds directly by mail at: Champlain Funds, P.O. Box 219009, Kansas City, Missouri 64121-9009 (Express Mail Address: Champlain Funds, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, Missouri 64105) or telephone at 1.866.773.3238.

If you own your shares through an account with a broker or other institution, contact that broker or institution to redeem your shares.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

4 CHAMPLAIN INVESTMENT PARTNERS

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